UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS California Tax-Free Income Fund

Class A: KCTAX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.27% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.09% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 5.63%.

Performance for the tax-free bond market was supported over the period as yields finished lower along the length of the municipal yield curve, most notably for shorter maturities. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward more interest rate-sensitive, longer maturity municipals also proved beneficial as prices for these issues were supported by the decline in yields seen over the period.

In terms of detractors, underweight allocations to water/sewer and hospital bonds weighed on performance.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,708
$12,663
$11,695
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class A	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'14	$9,725	$10,000	$10,000
'14	$9,768	$10,010	$10,009
'14	$9,849	$10,079	$10,081
'14	$9,855	$10,096	$10,093
'14	$9,910	$10,147	$10,149
'15	$10,092	$10,327	$10,323
'15	$9,969	$10,221	$10,229
'15	$9,985	$10,250	$10,260
'15	$9,914	$10,196	$10,204
'15	$9,879	$10,168	$10,180
'15	$9,845	$10,159	$10,172
'15	$9,927	$10,232	$10,249
'15	$9,957	$10,252	$10,277
'15	$10,014	$10,327	$10,348
'15	$10,044	$10,368	$10,386
'15	$10,101	$10,409	$10,426
'15	$10,175	$10,482	$10,505
'16	$10,272	$10,607	$10,620
'16	$10,289	$10,624	$10,638
'16	$10,332	$10,658	$10,673
'16	$10,416	$10,736	$10,754
'16	$10,446	$10,765	$10,785
'16	$10,609	$10,936	$10,956
'16	$10,585	$10,943	$10,961
'16	$10,614	$10,958	$10,979
'16	$10,549	$10,903	$10,912
'16	$10,427	$10,789	$10,785
'16	$9,994	$10,386	$10,369
'16	$10,116	$10,508	$10,491
'17	$10,171	$10,577	$10,573
'17	$10,226	$10,651	$10,635
'17	$10,240	$10,674	$10,655
'17	$10,309	$10,751	$10,730
'17	$10,474	$10,922	$10,909
'17	$10,446	$10,883	$10,873
'17	$10,527	$10,971	$10,968
'17	$10,609	$11,054	$11,036
'17	$10,551	$10,998	$10,984
'17	$10,577	$11,025	$11,020
'17	$10,533	$10,966	$10,961
'17	$10,643	$11,081	$11,081
'18	$10,513	$10,950	$10,948
'18	$10,468	$10,918	$10,913
'18	$10,493	$10,958	$10,962
'18	$10,462	$10,919	$10,918
'18	$10,587	$11,044	$11,065
'18	$10,599	$11,053	$11,068
'18	$10,610	$11,080	$11,095
'18	$10,621	$11,108	$11,129
'18	$10,547	$11,037	$11,044
'18	$10,459	$10,969	$10,968
'18	$10,543	$11,090	$11,082
'18	$10,658	$11,223	$11,204
'19	$10,728	$11,308	$11,277
'19	$10,785	$11,368	$11,333
'19	$10,943	$11,548	$11,519
'19	$10,985	$11,591	$11,570
'19	$11,159	$11,751	$11,739
'19	$11,201	$11,794	$11,779
'19	$11,287	$11,889	$11,878
'19	$11,476	$12,077	$12,070
'19	$11,386	$11,980	$11,981
'19	$11,397	$12,002	$12,002
'19	$11,424	$12,032	$12,029
'19	$11,450	$12,068	$12,063
'20	$11,656	$12,285	$12,280
'20	$11,833	$12,444	$12,439
'20	$11,195	$11,992	$12,004
'20	$10,995	$11,842	$11,876
'20	$11,323	$12,219	$12,278
'20	$11,441	$12,319	$12,349
'20	$11,634	$12,527	$12,561
'20	$11,567	$12,468	$12,477
'20	$11,561	$12,470	$12,474
'20	$11,555	$12,433	$12,440
'20	$11,749	$12,621	$12,631
'20	$11,827	$12,697	$12,684
'21	$11,929	$12,778	$12,745
'21	$11,735	$12,575	$12,513
'21	$11,805	$12,653	$12,599
'21	$11,923	$12,759	$12,700
'21	$11,993	$12,797	$12,735
'21	$12,048	$12,832	$12,768
'21	$12,150	$12,939	$12,874
'21	$12,094	$12,891	$12,830
'21	$11,975	$12,798	$12,736
'21	$11,967	$12,761	$12,700
'21	$12,085	$12,869	$12,813
'21	$12,100	$12,890	$12,839
'22	$11,720	$12,537	$12,458
'22	$11,649	$12,492	$12,420
'22	$11,252	$12,087	$12,007
'22	$10,839	$11,753	$11,659
'22	$10,962	$11,928	$11,855
'22	$10,710	$11,732	$11,672
'22	$11,046	$12,042	$12,001
'22	$10,793	$11,778	$11,744
'22	$10,310	$11,326	$11,310
'22	$10,172	$11,232	$11,236
'22	$10,727	$11,757	$11,752
'22	$10,737	$11,791	$11,790
'23	$11,078	$12,130	$12,109
'23	$10,807	$11,856	$11,833
'23	$10,967	$12,119	$12,091
'23	$10,994	$12,091	$12,061
'23	$10,921	$11,986	$11,960
'23	$11,016	$12,106	$12,078
'23	$11,060	$12,154	$12,127
'23	$10,902	$11,979	$11,987
'23	$10,558	$11,628	$11,643
'23	$10,366	$11,529	$11,542
'23	$11,074	$12,261	$12,248
'23	$11,409	$12,546	$12,524
'24	$11,386	$12,482	$12,473
'24	$11,416	$12,498	$12,487
'24	$11,444	$12,497	$12,471
'24	$11,284	$12,343	$12,312
'24	$11,313	$12,306	$12,274
'24	$11,515	$12,495	$12,447
'24	$11,614	$12,609	$12,558
'24	$11,695	$12,708	$12,663

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial invesment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.27%	0.38%	1.86%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	4.32%	-0.18%	1.58%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.96%	2.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	24%
BBB	13%
BB	2%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-A

R-102570-1 (10/24)

DWS California Tax-Free Income Fund

Class C: KCTCX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.54%

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.50% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.09% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 5.63%.

Performance for the tax-free bond market was supported over the period as yields finished lower along the length of the municipal yield curve, most notably for shorter maturities. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward more interest rate-sensitive, longer maturity municipals also proved beneficial as prices for these issues were supported by the decline in yields seen over the period.

In terms of detractors, underweight allocations to water/sewer and hospital bonds weighed on performance.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,708
$12,663
$11,164
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class C	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'14	$10,000	$10,000	$10,000
'14	$10,038	$10,010	$10,009
'14	$10,115	$10,079	$10,081
'14	$10,102	$10,096	$10,093
'14	$10,165	$10,147	$10,149
'15	$10,346	$10,327	$10,323
'15	$10,213	$10,221	$10,229
'15	$10,224	$10,250	$10,260
'15	$10,130	$10,196	$10,204
'15	$10,101	$10,168	$10,180
'15	$10,060	$10,159	$10,172
'15	$10,137	$10,232	$10,249
'15	$10,161	$10,252	$10,277
'15	$10,213	$10,327	$10,348
'15	$10,238	$10,368	$10,386
'15	$10,290	$10,409	$10,426
'15	$10,359	$10,482	$10,505
'16	$10,451	$10,607	$10,620
'16	$10,462	$10,624	$10,638
'16	$10,500	$10,658	$10,673
'16	$10,578	$10,736	$10,754
'16	$10,602	$10,765	$10,785
'16	$10,762	$10,936	$10,956
'16	$10,731	$10,943	$10,961
'16	$10,740	$10,958	$10,979
'16	$10,666	$10,903	$10,912
'16	$10,549	$10,789	$10,785
'16	$10,101	$10,386	$10,369
'16	$10,219	$10,508	$10,491
'17	$10,268	$10,577	$10,573
'17	$10,318	$10,651	$10,635
'17	$10,325	$10,674	$10,655
'17	$10,389	$10,751	$10,730
'17	$10,549	$10,922	$10,909
'17	$10,528	$10,883	$10,873
'17	$10,590	$10,971	$10,968
'17	$10,665	$11,054	$11,036
'17	$10,601	$10,998	$10,984
'17	$10,620	$11,025	$11,020
'17	$10,568	$10,966	$10,961
'17	$10,673	$11,081	$11,081
'18	$10,534	$10,950	$10,948
'18	$10,483	$10,918	$10,913
'18	$10,516	$10,958	$10,962
'18	$10,464	$10,919	$10,918
'18	$10,582	$11,044	$11,065
'18	$10,587	$11,053	$11,068
'18	$10,592	$11,080	$11,095
'18	$10,611	$11,108	$11,129
'18	$10,515	$11,037	$11,044
'18	$10,420	$10,969	$10,968
'18	$10,512	$11,090	$11,082
'18	$10,606	$11,223	$11,204
'19	$10,669	$11,308	$11,277
'19	$10,720	$11,368	$11,333
'19	$10,885	$11,548	$11,519
'19	$10,921	$11,591	$11,570
'19	$11,072	$11,751	$11,739
'19	$11,108	$11,794	$11,779
'19	$11,186	$11,889	$11,878
'19	$11,368	$12,077	$12,070
'19	$11,270	$11,980	$11,981
'19	$11,274	$12,002	$12,002
'19	$11,294	$12,032	$12,029
'19	$11,312	$12,068	$12,063
'20	$11,510	$12,285	$12,280
'20	$11,679	$12,444	$12,439
'20	$11,053	$11,992	$12,004
'20	$10,832	$11,842	$11,876
'20	$11,151	$12,219	$12,278
'20	$11,260	$12,319	$12,349
'20	$11,444	$12,527	$12,561
'20	$11,370	$12,468	$12,477
'20	$11,358	$12,470	$12,474
'20	$11,344	$12,433	$12,440
'20	$11,528	$12,621	$12,631
'20	$11,598	$12,697	$12,684
'21	$11,691	$12,778	$12,745
'21	$11,493	$12,575	$12,513
'21	$11,554	$12,653	$12,599
'21	$11,663	$12,759	$12,700
'21	$11,724	$12,797	$12,735
'21	$11,771	$12,832	$12,768
'21	$11,863	$12,939	$12,874
'21	$11,801	$12,891	$12,830
'21	$11,677	$12,798	$12,736
'21	$11,661	$12,761	$12,700
'21	$11,769	$12,869	$12,813
'21	$11,760	$12,890	$12,839
'22	$11,397	$12,537	$12,458
'22	$11,320	$12,492	$12,420
'22	$10,925	$12,087	$12,007
'22	$10,514	$11,753	$11,659
'22	$10,643	$11,928	$11,855
'22	$10,375	$11,732	$11,672
'22	$10,695	$12,042	$12,001
'22	$10,441	$11,778	$11,744
'22	$9,981	$11,326	$11,310
'22	$9,839	$11,232	$11,236
'22	$10,357	$11,757	$11,752
'22	$10,376	$11,791	$11,790
'23	$10,685	$12,130	$12,109
'23	$10,432	$11,856	$11,833
'23	$10,580	$12,119	$12,091
'23	$10,584	$12,091	$12,061
'23	$10,505	$11,986	$11,960
'23	$10,607	$12,106	$12,078
'23	$10,626	$12,154	$12,127
'23	$10,483	$11,979	$11,987
'23	$10,144	$11,628	$11,643
'23	$9,935	$11,529	$11,542
'23	$10,613	$12,261	$12,248
'23	$10,929	$12,546	$12,524
'24	$10,916	$12,482	$12,473
'24	$10,938	$12,498	$12,487
'24	$10,942	$12,497	$12,471
'24	$10,797	$12,343	$12,312
'24	$10,801	$12,306	$12,274
'24	$10,989	$12,495	$12,447
'24	$11,076	$12,609	$12,558
'24	$11,164	$12,708	$12,663

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.50%	-0.36%	1.11%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.50%	-0.36%	1.11%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.96%	2.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	24%
BBB	13%
BB	2%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-C

R-102570-1 (10/24)

DWS California Tax-Free Income Fund

Class S: SDCSX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$56	0.54%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 7.55% for the period ended August 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.09% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 5.63%.

Performance for the tax-free bond market was supported over the period as yields finished lower along the length of the municipal yield curve, most notably for shorter maturities. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward more interest rate-sensitive, longer maturity municipals also proved beneficial as prices for these issues were supported by the decline in yields seen over the period.

In terms of detractors, underweight allocations to water/sewer and hospital bonds weighed on performance.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,708
$12,663
$12,328
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class S	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'14	$10,000	$10,000	$10,000
'14	$10,046	$10,010	$10,009
'14	$10,119	$10,079	$10,081
'14	$10,126	$10,096	$10,093
'14	$10,186	$10,147	$10,149
'15	$10,388	$10,327	$10,323
'15	$10,250	$10,221	$10,229
'15	$10,282	$10,250	$10,260
'15	$10,197	$10,196	$10,204
'15	$10,177	$10,168	$10,180
'15	$10,144	$10,159	$10,172
'15	$10,231	$10,232	$10,249
'15	$10,250	$10,252	$10,277
'15	$10,324	$10,327	$10,348
'15	$10,358	$10,368	$10,386
'15	$10,419	$10,409	$10,426
'15	$10,484	$10,482	$10,505
'16	$10,599	$10,607	$10,620
'16	$10,619	$10,624	$10,638
'16	$10,666	$10,658	$10,673
'16	$10,741	$10,736	$10,754
'16	$10,788	$10,765	$10,785
'16	$10,959	$10,936	$10,956
'16	$10,936	$10,943	$10,961
'16	$10,955	$10,958	$10,979
'16	$10,889	$10,903	$10,912
'16	$10,780	$10,789	$10,785
'16	$10,333	$10,386	$10,369
'16	$10,462	$10,508	$10,491
'17	$10,507	$10,577	$10,573
'17	$10,566	$10,651	$10,635
'17	$10,596	$10,674	$10,655
'17	$10,670	$10,751	$10,730
'17	$10,829	$10,922	$10,909
'17	$10,816	$10,883	$10,873
'17	$10,889	$10,971	$10,968
'17	$10,976	$11,054	$11,036
'17	$10,933	$10,998	$10,984
'17	$10,947	$11,025	$11,020
'17	$10,918	$10,966	$10,961
'17	$11,020	$11,081	$11,081
'18	$10,902	$10,950	$10,948
'18	$10,843	$10,918	$10,913
'18	$10,886	$10,958	$10,962
'18	$10,841	$10,919	$10,918
'18	$10,988	$11,044	$11,065
'18	$10,988	$11,053	$11,068
'18	$11,016	$11,080	$11,095
'18	$11,031	$11,108	$11,129
'18	$10,956	$11,037	$11,044
'18	$10,851	$10,969	$10,968
'18	$10,956	$11,090	$11,082
'18	$11,077	$11,223	$11,204
'19	$11,138	$11,308	$11,277
'19	$11,199	$11,368	$11,333
'19	$11,381	$11,548	$11,519
'19	$11,428	$11,591	$11,570
'19	$11,611	$11,751	$11,739
'19	$11,657	$11,794	$11,779
'19	$11,734	$11,889	$11,878
'19	$11,934	$12,077	$12,070
'19	$11,857	$11,980	$11,981
'19	$11,872	$12,002	$12,002
'19	$11,886	$12,032	$12,029
'19	$11,931	$12,068	$12,063
'20	$12,149	$12,285	$12,280
'20	$12,320	$12,444	$12,439
'20	$11,673	$11,992	$12,004
'20	$11,465	$11,842	$11,876
'20	$11,811	$12,219	$12,278
'20	$11,936	$12,319	$12,349
'20	$12,140	$12,527	$12,561
'20	$12,073	$12,468	$12,477
'20	$12,070	$12,470	$12,474
'20	$12,050	$12,433	$12,440
'20	$12,271	$12,621	$12,631
'20	$12,355	$12,697	$12,684
'21	$12,464	$12,778	$12,745
'21	$12,248	$12,575	$12,513
'21	$12,323	$12,653	$12,599
'21	$12,465	$12,759	$12,700
'21	$12,541	$12,797	$12,735
'21	$12,585	$12,832	$12,768
'21	$12,711	$12,939	$12,874
'21	$12,639	$12,891	$12,830
'21	$12,533	$12,798	$12,736
'21	$12,510	$12,761	$12,700
'21	$12,653	$12,869	$12,813
'21	$12,655	$12,890	$12,839
'22	$12,276	$12,537	$12,458
'22	$12,187	$12,492	$12,420
'22	$11,773	$12,087	$12,007
'22	$11,342	$11,753	$11,659
'22	$11,490	$11,928	$11,855
'22	$11,211	$11,732	$11,672
'22	$11,566	$12,042	$12,001
'22	$11,302	$11,778	$11,744
'22	$10,815	$11,326	$11,310
'22	$10,672	$11,232	$11,236
'22	$11,257	$11,757	$11,752
'22	$11,270	$11,791	$11,790
'23	$11,614	$12,130	$12,109
'23	$11,349	$11,856	$11,833
'23	$11,520	$12,119	$12,091
'23	$11,551	$12,091	$12,061
'23	$11,458	$11,986	$11,960
'23	$11,578	$12,106	$12,078
'23	$11,627	$12,154	$12,127
'23	$11,463	$11,979	$11,987
'23	$11,103	$11,628	$11,643
'23	$10,885	$11,529	$11,542
'23	$11,652	$12,261	$12,248
'23	$11,989	$12,546	$12,524
'24	$11,985	$12,482	$12,473
'24	$12,018	$12,498	$12,487
'24	$12,051	$12,497	$12,471
'24	$11,884	$12,343	$12,312
'24	$11,899	$12,306	$12,274
'24	$12,115	$12,495	$12,447
'24	$12,221	$12,609	$12,558
'24	$12,328	$12,708	$12,663

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.55%	0.65%	2.12%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.96%	2.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	24%
BBB	13%
BB	2%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-S

R-102570-1 (10/24)

DWS California Tax-Free Income Fund

Institutional Class: DCLIX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS California Tax-Free Income Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 7.55% for the period ended August 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 6.09% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 5.63%.

Performance for the tax-free bond market was supported over the period as yields finished lower along the length of the municipal yield curve, most notably for shorter maturities. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward more interest rate-sensitive, longer maturity municipals also proved beneficial as prices for these issues were supported by the decline in yields seen over the period.

In terms of detractors, underweight allocations to water/sewer and hospital bonds weighed on performance.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$1,006,974
$1,004,694
$1,002,294
$1,050,000
$840,000
$630,000
$420,000
$210,000
$0
12/1/20
'21
'22
'23
'24

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
12/1/20	$1,006,772	$1,006,100	$1,004,009
1/31/21	$1,015,655	$1,012,511	$1,008,795
2/28/21	$998,009	$996,424	$990,475
3/31/21	$1,004,205	$1,002,569	$997,293
4/30/21	$1,015,758	$1,010,978	$1,005,234
5/31/21	$1,021,963	$1,013,994	$1,007,988
6/30/21	$1,025,522	$1,016,778	$1,010,616
7/31/21	$1,034,423	$1,025,211	$1,019,028
8/31/21	$1,029,897	$1,021,449	$1,015,586
9/30/21	$1,021,342	$1,014,078	$1,008,092
10/31/21	$1,019,462	$1,011,113	$1,005,242
11/30/21	$1,029,798	$1,019,721	$1,014,235
12/31/21	$1,031,251	$1,021,366	$1,016,220
1/31/22	$1,000,423	$993,408	$986,088
2/28/22	$993,097	$989,849	$983,107
3/31/22	$959,420	$957,761	$950,390
4/30/22	$924,299	$931,270	$922,834
5/31/22	$936,345	$945,104	$938,409
6/30/22	$913,625	$929,625	$923,856
7/31/22	$942,503	$954,187	$949,910
8/31/22	$921,052	$933,275	$929,576
9/30/22	$881,346	$897,455	$895,216
10/31/22	$869,687	$889,991	$889,383
11/30/22	$915,950	$931,619	$930,253
12/31/22	$917,018	$934,286	$933,244
1/31/23	$946,463	$961,123	$958,443
2/28/23	$924,849	$939,390	$936,654
3/31/23	$938,751	$960,233	$957,069
4/30/23	$939,838	$958,039	$954,657
5/31/23	$933,721	$949,737	$946,674
6/30/23	$943,482	$959,251	$956,055
7/31/23	$946,035	$963,046	$959,921
8/31/23	$934,128	$949,182	$948,831
9/30/23	$903,361	$921,363	$921,583
10/31/23	$887,051	$913,522	$913,600
11/30/23	$948,044	$971,514	$969,445
12/31/23	$977,010	$994,094	$991,324
1/31/24	$976,697	$989,017	$987,293
2/29/24	$979,414	$990,287	$988,398
3/31/24	$980,607	$990,256	$987,169
4/30/24	$968,501	$977,992	$974,550
5/31/24	$969,712	$975,123	$971,574
6/30/24	$987,326	$990,070	$985,212
7/31/24	$995,975	$999,094	$993,983
8/31/24	$1,004,694	$1,006,974	$1,002,294

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	7.55%	0.13%
Bloomberg Municipal Bond Index	6.09%	0.19%
Bloomberg California Exempt Municipal Bond Index	5.63%	0.06%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	340,805,084
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	1,319,174
Modified Duration to Worst	7.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	12%
Lease Obligations	7%
Variable Rate Demand Notes	2%
Excrow To Maturity/prefunded Bonds	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	24%
BBB	13%
BB	2%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-I

R-102570-1 (10/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS california tax free income Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$52,206	$0	$7,629	$0
2023	$49,811	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$0	$0	$7,629
2023	$7,629	$539,907	$0	$547,536

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2024
Annual Financial Statements and Other Information
DWS California Tax-Free Income Fund

Contents
3	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
32	Tax Information
33	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS California Tax-Free Income Fund

Investment Portfolioas of August 31, 2024

	Principal Amount ($)	Value ($)
Municipal Investments 99.5%
California 94.9%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	885,000	885,000
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,156,193
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge, 4.0%, 4/1/2037	1,000,000	1,013,845
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue:
Series B, AMT, 5.25%, 7/1/2049	1,000,000	1,081,038
Series B, AMT, 5.25%, 7/1/2054	500,000	536,346
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	851,246
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,559,247
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 4.0% (a), 2/1/2052, GTY: Morgan Stanley	6,500,000	6,612,263
Series B-1, 5.0% (a), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,846,932
Series A-1, 5.0% (a), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,588,146
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,425,000	1,370,854
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,025,000	2,905,334
Series B-1, 5.0%, 6/1/2049	325,000	332,793
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,710,000	1,727,220
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,259,781
Series A, 144A, 5.0%, 7/1/2051	3,500,000	3,458,983
California, Department of Veterans Affairs, Veteran’s Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	935,000	992,605
California, Downey Unified School District, Series A, 4.0%, 8/1/2048	2,555,000	2,549,600
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	3

	Principal Amount ($)	Value ($)
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,858,010
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,183,307
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,350,000	8,117,267
Series M-049, 3.05%, 4/15/2034	2,220,000	2,040,519
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,029,692
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	917,316
Series C, 4.0%, 1/15/2043	7,000,000	6,912,766
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,116,047
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	2,684,610	2,546,682
“A", Series 2021-1, 3.5%, 11/20/2035	2,844,432	2,768,164
“A", Series 2021-2, 3.75%, 3/25/2035	3,110,133	3,161,728
Series A, 4.25%, 1/15/2035	2,049,028	2,143,389
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AGMC	1,000,000	1,118,036
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0% (a), 1/1/2050	2,000,000	2,019,146
California, Moreland School District, General Obligation, Series B, 5.0%, 8/1/2040 (b)	2,000,000	2,296,060
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,136,770
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,609,524
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,103,229
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	728,120
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,362,685
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (a), 10/1/2041, GTY: Waste Management Holdings	480,000	481,313
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	2,071,516
The accompanying notes are an integral part of the financial statements.

4	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	353,370
Series A, 144A, 5.0%, 7/1/2054	1,000,000	902,726
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,846,565
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	2,032,412
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	543,595
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,105,538
4.0%, 9/1/2046	1,910,000	1,694,221
4.0%, 9/1/2051	1,000,000	890,307
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	2,060,664
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	674,162
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	519,438
Series A, 144A, 5.0%, 10/1/2052	1,000,000	1,021,693
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,033,461
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,780,048
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	649,159
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	22,184
Series A, 5.0%, 9/1/2042, INS: AGMC	1,255,000	1,333,361
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	49,914
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	911,411
Series A, 5.0%, 12/1/2048	6,000,000	6,129,438
California, State General Obligation:
Series A-1, 3.5% (c), 9/3/2024, LOC: Barclays Bank PLC	1,000,000	1,000,000
5.0%, 10/1/2042	1,000,000	1,125,927
Series C, 5.0%, 11/1/2042	4,000,000	4,482,294
5.0%, 10/1/2045	750,000	835,629
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	5

	Principal Amount ($)	Value ($)
Series CU, 5.5%, 12/1/2052	1,885,000	2,071,531
California, State Health Facilities Financing Authority Revenue, 5.0%, 9/1/2043	2,000,000	2,008,112
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series A, 5.25%, 12/1/2041	1,250,000	1,403,795
Series A, 5.25%, 12/1/2042	1,830,000	2,042,429
Series A, 5.25%, 12/1/2043	1,500,000	1,664,447
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,288,704
California, State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange County Obligated Group, Series B, 5.0% (a), 11/1/2054	1,000,000	1,127,920
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,500,000	1,457,121
California, State Health Facilities Financing Authority Revenue, Scripps Health Obligated Group, Series B-1, 5.0% (a), 11/15/2061	2,500,000	2,738,967
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (a), 5/1/2054	1,200,000	1,246,938
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,725,574
California, State Municipal Finance Authority Revenue, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio:
Series A, 5.0%, 8/15/2049 (b)	1,000,000	1,083,572
Series A, 5.0%, 8/15/2054 (b)	1,000,000	1,075,890
Series A, 5.0%, 8/15/2059 (b)	1,000,000	1,067,463
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	1,250,000	1,338,162
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,831,397
California, State Municipal Finance Authority Revenue, Ignatian Corp., Series A, 5.0%, 9/1/2049	1,000,000	1,100,525
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (a), 3/1/2054	1,000,000	1,014,335
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,275,583
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,079,787
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,503,519
The accompanying notes are an integral part of the financial statements.

6	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,240,000	1,256,750
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,247,498
Series A, 5.0%, 8/1/2033	1,250,000	1,418,697
Series C, 5.0%, 8/1/2033	1,145,000	1,299,527
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,939,624
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,866,943
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,370,833
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	762,046
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,065,042
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	648,671
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 4.0%, 4/1/2046	3,780,000	3,605,965
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	2,056,887
California, Statewide Communities Development Authority Revenue, John Muir Health Obligated Group, Series A, 5.25%, 12/1/2054	2,000,000	2,239,916
California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	2,000,000	1,979,768
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1” , Series A, 5.0%, 6/1/2048	2,800,000	2,897,588
California, Transbay Joint Powers Authority, Senior Tax Allocate Bonds, Series A, 5.0%, 10/1/2049	1,500,000	1,537,866
California, University of California Revenue, Series Z-2, 5.37% (c), 9/6/2024	4,200,000	4,200,000
California, Val Verde Unified School District, General Obligation:
Series G, 4.0%, 8/1/2048, INS: AGMC	1,250,000	1,247,358
Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	1,983,946
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	622,480
4.0%, 9/1/2045	750,000	721,045
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	7

	Principal Amount ($)	Value ($)
4.0%, 9/1/2050	900,000	842,802
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,089,319
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,049,200
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,616,112
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	715,777
Series D, 5.0%, 9/1/2049	745,000	760,707
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,083,606
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,263,120
5.0%, 9/1/2052	1,000,000	1,045,974
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,112,830
Series G, 5.0%, 12/1/2042	1,390,000	1,538,417
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,064,890
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,658,747
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,418,962
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,409,800
Series B, AMT, 5.0%, 5/15/2035	750,000	766,236
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,190,360
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,136,645
Series A, 5.0%, 5/1/2043	1,000,000	1,131,988
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,536,049
Modesto, CA, High School District, General Obligation, Series A, 4.0%, 8/1/2052	2,000,000	1,975,978
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,833,785
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,873,713
Nuveen California Quality Municipal Income Fund, Series 7, 144A, AMT, 3.58% (c), 9/6/2024, LIQ: Royal Bank of Canada	700,000	700,000
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,023,780
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	4,438,474
The accompanying notes are an integral part of the financial statements.

8	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,109,427
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,225,439
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,727,831
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	573,565
Series A, 5.0%, 10/15/2041	1,000,000	1,134,459
Series A, 5.0%, 10/15/2042	500,000	564,005
Series A, 5.0%, 10/15/2043	585,000	657,316
San Diego, CA, Unified School District, Election of 2012, Series ZR-5C, 5.0%, 7/1/2039 (b)	1,500,000	1,728,153
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,757,213
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,303
Series A, AMT, 5.25%, 5/1/2044	250,000	273,226
Series A, AMT, 5.25%, 5/1/2049	500,000	541,199
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,484,583
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,053,997
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	429,442
Series A, 5.0%, 10/1/2041	200,000	226,483
Series B, Prerefunded, 5.0%, 10/1/2042	750,000	889,484
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,677,181
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,276,447
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	447,964
San Jose, CA, Airport Revenue, Series A, AMT, 5.0%, 3/1/2041	2,000,000	2,035,069
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,691,635
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,244,729
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	9

	Principal Amount ($)	Value ($)
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	902,750
5.0%, 8/15/2035, INS: AGMC	700,000	741,788
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,161,856
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,473,871
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,445,000
5.65%, 9/1/2025, INS: NATL	1,520,000	1,564,447
5.65%, 9/1/2026, INS: NATL	1,605,000	1,700,155
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,129,672
Southern California, Public Power Authority, Southern Transmission System Revenue, Series 1, 5.0%, 7/1/2043	3,000,000	3,403,193
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	806,570
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,606,914
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	3,000,000	3,051,725
		323,579,812
Guam 1.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	707,786
Series A, 5.0%, 7/1/2043	975,000	1,057,919
Series A, 5.0%, 1/1/2046	885,000	947,346
Series A, 5.0%, 1/1/2050	360,000	372,221
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,090,503
Series A, 5.0%, 10/1/2038	960,000	994,620
Series A, 5.0%, 10/1/2040	665,000	686,110
		5,856,505
Puerto Rico 1.5%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	789,138
Series A1, 4.0%, 7/1/2046	1,030,435	956,794
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2031	925,000	1,017,660
The accompanying notes are an integral part of the financial statements.

10	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	2,000,000	674,387
Series A-1, 4.75%, 7/1/2053	1,545,000	1,533,412
		4,971,391
Other 1.4%
Freddie Mac Multi-Family ML Certificates:
“A-CA” , Series 2021-ML10, 2.046%, 6/25/2038	2,354,154	1,927,897
“A-CA” , Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,838,511	2,774,527
		4,702,424
Total Municipal Investments (Cost $341,349,764)		339,110,132

	Shares	Value ($)
Closed-End Investment Companies 1.6%
Eaton Vance California Municipal Bond Fund (Cost $5,171,954)	558,792	5,330,876

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $346,521,718)	101.1	344,441,008
Other Assets and Liabilities, Net	(1.1)	(3,635,924)
Net Assets	100.0	340,805,084

(a)
Variable or floating rate security. These securities are shown at their current rate as of
August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31,
2024. Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	11

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by
U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$339,110,132	$—	$339,110,132
Closed-End Investment Companies	5,330,876	—	—	5,330,876
Total	$5,330,876	$339,110,132	$—	$344,441,008

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

12	|	DWS California Tax-Free Income Fund

Statement of Assets and Liabilities
as of August 31, 2024

Assets
Investment in securities, at value (cost $346,521,718)	$344,441,008
Cash	52,129
Receivable for Fund shares sold	25,638
Interest receivable	3,871,616
Other assets	17,795
Total assets	348,408,186
Liabilities
Payable for investments purchased — when-issued securities	7,097,235
Payable for Fund shares redeemed	250
Distributions payable	145,550
Accrued management fee	93,947
Accrued Trustees' fees	4,180
Other accrued expenses and payables	261,940
Total liabilities	7,603,102
Net assets, at value	$340,805,084
Net Assets Consist of
Distributable earnings (loss)	(20,162,318)
Paid-in capital	360,967,402
Net assets, at value	$340,805,084
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	13

Statement of Assets and Liabilities as of August 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($205,318,658 ÷ 30,587,722 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.71
Maximum offering price per share (100 ÷ 97.25 of $6.71)	$6.90
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,693,083 ÷ 253,951 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.67
Class S
Net Asset Value, offering and redemption price per share ($120,372,048 ÷ 17,968,298 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.70
Institutional Class
Net Asset Value, offering and redemption price per share ($13,421,295 ÷ 2,004,120 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.70
The accompanying notes are an integral part of the financial statements.

14	|	DWS California Tax-Free Income Fund

Statement of Operations
for the year ended August 31, 2024

Investment Income
Income:
Interest	$13,518,624
Dividends	166,532
Total income	13,685,156
Expenses:
Management fee	1,372,125
Administration fee	340,057
Services to shareholders	318,030
Distribution and service fees	521,420
Custodian fee	1,852
Professional fees	78,589
Reports to shareholders	33,354
Registration fees	59,821
Trustees' fees and expenses	16,322
Other	30,483
Total expenses before expense reductions	2,772,053
Expense reductions	(326,527)
Total expenses after expense reductions	2,445,526
Net investment income	11,239,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(4,903,062)
Change in net unrealized appreciation (depreciation) on investments	18,669,592
Net gain (loss)	13,766,530
Net increase (decrease) in net assets resulting from operations	$25,006,160
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	15

Statements of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$11,239,630	$12,178,792
Net realized gain (loss)	(4,903,062)	(9,457,499)
Change in net unrealized appreciation (depreciation)	18,669,592	992,308
Net increase (decrease) in net assets resulting from operations	25,006,160	3,713,601
Distributions to shareholders:
Class A	(6,488,877)	(7,115,235)
Class C	(57,524)	(95,550)
Class S	(4,139,759)	(4,440,801)
Institutional Class	(417,021)	(455,264)
Total distributions	(11,103,181)	(12,106,850)
Fund share transactions:
Proceeds from shares sold	31,134,339	39,954,428
Reinvestment of distributions	9,867,498	10,810,464
Payments for shares redeemed	(77,825,266)	(116,746,186)
Net increase (decrease) in net assets from Fund share transactions	(36,823,429)	(65,981,294)
Increase (decrease) in net assets	(22,920,450)	(74,374,543)
Net assets at beginning of period	363,725,534	438,100,077
Net assets at end of period	$340,805,084	$363,725,534

The accompanying notes are an integral part of the financial statements.

16	|	DWS California Tax-Free Income Fund

Financial Highlights
DWS California Tax-Free Income Fund — Class A
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.45	$6.58	$7.65	$7.56	$7.77
Income (loss) from investment operations:
Net investment income[a]	.20	.19	.18	.18	.21
Net realized and unrealized gain (loss)	.26	(.13 )	(.99 )	.16	(.15 )
Total from investment operations	.46	.06	(.81 )	.34	.06
Less distributions from:
Net investment income	(.20 )	(.19 )	(.18 )	(.18 )	(.21 )
Net realized gains	—	—	(.08 )	(.07 )	(.06 )
Total distributions	(.20 )	(.19 )	(.26 )	(.25 )	(.27 )
Net asset value, end of period	$6.71	$6.45	$6.58	$7.65	$7.56
Total Return (%)[b,c]	7.27	1.01	(10.76)	4.56	.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	205	220	259	337	352
Ratio of expenses before expense reductions (%)	.86	.86	.84	.87	.87
Ratio of expenses after expense reductions (%)	.79	.78	.76	.79	.78
Ratio of net investment income (%)	3.11	3.02	2.54	2.42	2.76
Portfolio turnover rate (%)	49	59	49	41	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	17

DWS California Tax-Free Income Fund — Class C
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.41	$6.53	$7.60	$7.51	$7.72
Income (loss) from investment operations:
Net investment income[a]	.15	.15	.13	.13	.15
Net realized and unrealized gain (loss)	.26	(.12 )	(.99 )	.16	(.15 )
Total from investment operations	.41	.03	(.86 )	.29	—
Less distributions from:
Net investment income	(.15 )	(.15 )	(.13 )	(.13 )	(.15 )
Net realized gains	—	—	(.08 )	(.07 )	(.06 )
Total distributions	(.15 )	(.15 )	(.21 )	(.20 )	(.21 )
Net asset value, end of period	$6.67	$6.41	$6.53	$7.60	$7.51
Total Return (%)[b,c]	6.50	.40	(11.52)	3.79	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	6	9	18
Ratio of expenses before expense reductions (%)	1.63	1.62	1.61	1.63	1.64
Ratio of expenses after expense reductions (%)	1.54	1.53	1.51	1.54	1.53
Ratio of net investment income (%)	2.37	2.27	1.78	1.69	2.01
Portfolio turnover rate (%)	49	59	49	41	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

18	|	DWS California Tax-Free Income Fund

DWS California Tax-Free Income Fund — Class S
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.44	$6.56	$7.63	$7.55	$7.75
Income (loss) from investment operations:
Net investment income[a]	.22	.21	.20	.20	.23
Net realized and unrealized gain (loss)	.26	(.12 )	(.99 )	.15	(.14 )
Total from investment operations	.48	.09	(.79 )	.35	.09
Less distributions from:
Net investment income	(.22 )	(.21 )	(.20 )	(.20 )	(.23 )
Net realized gains	—	—	(.08 )	(.07 )	(.06 )
Total distributions	(.22 )	(.21 )	(.28 )	(.27 )	(.29 )
Net asset value, end of period	$6.70	$6.44	$6.56	$7.63	$7.55
Total Return (%)[b]	7.55	1.42	(10.57)	4.68	1.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	128	156	299	323
Ratio of expenses before expense reductions (%)	.67	.66	.69	.72	.73
Ratio of expenses after expense reductions (%)	.54	.53	.51	.54	.53
Ratio of net investment income (%)	3.36	3.27	2.77	2.67	3.01
Portfolio turnover rate (%)	49	59	49	41	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	19

DWS California Tax-Free Income Fund — Institutional Class
	Years Ended August 31,			Period Ended
	2024	2023	2022	8/31/21[a]
Selected Per Share Data
Net asset value, beginning of period	$6.44	$6.56	$7.63	$7.62
Income (loss) from investment operations:
Net investment income[b]	.22	.21	.20	.15
Net realized and unrealized gain (loss)	.26	(.12 )	(.99 )	.08
Total from investment operations	.48	.09	(.79 )	.23
Less distributions from:
Net investment income	(.22 )	(.21 )	(.20 )	(.15 )
Net realized gains	—	—	(.08 )	(.07 )
Total distributions	(.22 )	(.21 )	(.28 )	(.22 )
Net asset value, end of period	$6.70	$6.44	$6.56	$7.63
Total Return (%)[c]	7.55	1.42	(10.57)	2.99 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	13	17	12
Ratio of expenses before expense reductions (%)	.65	.64	.63	.70 **
Ratio of expenses after expense reductions (%)	.54	.53	.51	.54 **
Ratio of net investment income (%)	3.36	3.27	2.79	2.62 **
Portfolio turnover rate (%)	49	59	49	41 [d]

[a]	For the period from December 1, 2020 (commencement of operations) to August 31, 2021.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2021.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS California Tax-Free Income Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS California Tax-Free Income Fund (the “Fund” ) is a diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

DWS California Tax-Free Income Fund	|	21

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or

22	|	DWS California Tax-Free Income Fund

pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At August 31, 2024, the Fund had net tax basis capital loss carryforwards of $19,125,078, including short-term losses ($3,901,452) and long-term losses ($15,223,626), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

DWS California Tax-Free Income Fund	|	23

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss, premium amortization on debt securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At August 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed tax-exempt income	$1,182,444
Capital loss carryforwards	$(19,125,078)
Net unrealized appreciation (depreciation) on investments	$(2,074,135)
At August 31, 2024, the aggregate cost of investments for federal income tax purposes was $346,515,143. The net unrealized depreciation for all investments based on tax cost was $2,074,135. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $8,542,156 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $10,616,291.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended August 31,
	2024	2023
Distributions from tax-exempt income	$11,072,106	$12,106,277
Distributions from ordinary income*	$31,075	$573

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

24	|	DWS California Tax-Free Income Fund

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Purchases and Sales of Securities
During the year ended August 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $172,078,282 and $199,951,986, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.40%
Next $750 million of such net assets	.37%
Next $1.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.30%
Next $2.5 billion of such net assets	.28%
Next $2.5 billion of such net assets	.26%
Over $12.5 billion of such net assets	.25%
Accordingly, for the year ended August 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.391% of the Fund’s average daily net assets.

DWS California Tax-Free Income Fund	|	25

For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
For the year ended August 31, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$143,726
Class C	2,221
Class S	167,064
Institutional Class	13,516
$326,527
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2024, the Administration Fee was $340,057, of which $28,040 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

26	|	DWS California Tax-Free Income Fund

servicing fee it receives from the Fund. For the year ended August 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2024
Class A	$18,790	$3,115
Class C	274	47
Class S	18,149	2,937
Institutional Class	185	33
	$37,398	$6,132
In addition, for the year ended August 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$124,004
Class C	1,551
Class S	130,110
Institutional Class	11,445
$267,110
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2024
Class C	$18,491	$1,101
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS California Tax-Free Income Fund	|	27

accounts the firms service. For the year ended August 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2024	Annual Rate
Class A	$496,765	$90,259.24%
Class C	6,164	599.25%
	$502,929	$90,858
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2024 aggregated $1,632.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended August 31, 2024, the CDSC for Class C shares aggregated $25. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended August 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $935, of which $264 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended August 31, 2024, the Fund engaged in securities purchases of $88,205,000 and securities sales of $75,910,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum

28	|	DWS California Tax-Free Income Fund

equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	829,345	$5,430,312	1,050,887	$6,841,666
Class C	9,133	59,535	12,136	78,231
Class S	3,139,779	19,643,393	4,756,633	30,176,127
Institutional Class	913,113	6,001,099	438,153	2,858,404
		$31,134,339		$39,954,428
Shares issued to shareholders in reinvestment of distributions
Class A	901,756	$5,891,305	1,002,170	$6,487,864
Class C	8,937	57,801	14,940	95,960
Class S	537,370	3,504,553	583,538	3,768,805
Institutional Class	63,378	413,839	70,937	457,835
		$9,867,498		$10,810,464
Shares redeemed
Class A	(5,249,992)	$(34,408,737)	(7,329,983)	$(47,411,032)
Class C	(272,574)	(1,772,211)	(374,731)	(2,404,931)
Class S	(5,565,453)	(35,635,782)	(9,267,200)	(59,150,006)
Institutional Class	(924,758)	(6,008,536)	(1,216,654)	(7,780,217)
		$(77,825,266)		$(116,746,186)
Net increase (decrease)
Class A	(3,518,891)	$(23,087,120)	(5,276,926)	$(34,081,502)
Class C	(254,504)	(1,654,875)	(347,655)	(2,230,740)
Class S	(1,888,304)	(12,487,836)	(3,927,029)	(25,205,074)
Institutional Class	51,733	406,402	(707,564)	(4,463,978)
		$(36,823,429)		$(65,981,294)

DWS California Tax-Free Income Fund	|	29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS State Tax-Free Income Series and Shareholders of DWS California Tax-Free Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS California Tax-Free Income Fund (the “Fund” ) (one of the funds constituting Deutsche DWS State Tax-Free Income Series (the “Trust” )), including the investment portfolio, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS State Tax-Free Income Series) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

30	|	DWS California Tax-Free Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 22, 2024

DWS California Tax-Free Income Fund	|	31

Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended August 31, 2024, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

32	|	DWS California Tax-Free Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS California Tax-Free Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS California Tax-Free Income Fund	|	33

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one -, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

34	|	DWS California Tax-Free Income Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available

DWS California Tax-Free Income Fund	|	35

information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees

36	|	DWS California Tax-Free Income Fund

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS California Tax-Free Income Fund	|	37

DCATF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/28/2024